Note 12 - Taxes (Details)	12 Months Ended
Dec. 31, 2025
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	50.00%
US Related Gross Transportation Income That Tax Applies	4.00%